OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other financial Items [Table Text Block]

(in thousands of $)	2017	2016	2015
Mark-to-market adjustment for interest rate swap derivatives	12,074	9,893	655
Interest expense on un-designated interest rate swaps	(7,554)	(10,824)	(14,385)
Losses on repurchase of 2012 High-Yield Bonds and related cross currency interest rate swap (1)	(6,506)	—	—
Premium paid on repurchase of 2012 High Yield Bond	(2,820)	—	—
Financing arrangement fees and other costs	(1,283)	(1,468)	(1,694)
Foreign exchange (loss)/gain on capital lease obligations and related restricted cash	(659)	945	492
Mark-to-market adjustment on Earn-Out Units (2)	(441)	—	—
Foreign exchange loss on operations	(378)	(1,291)	(2,235)
Mark-to-market adjustment for currency swap derivative	—	—	16
Total	(7,567)	(2,745)	(17,151)

(1) This includes foreign exchange loss of $6.2 million arising from the repurchase of our 2012 High-Yield Bonds and the reclassification of a $5.0 million loss from the Accumulated Other Comprehensive Loss upon cessation of hedge accounting for the related cross currency interest rate swap. This is partially offset by the $4.7 million mark to market gain on the cross currency interest rate swaps.
(2) This relates to the mark-to-market movement on the Earn-Out Units issued in connection with the IDR reset transaction in October 2016 which were recognized as a derivative liability in our consolidated balance sheet. See notes 23 and 27.